INCOME TAXES (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Income Tax Expense (Benefit)	$ 276	$ (1,100,120)	$ 13,657	$ 13,641	$ 800